Operating Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Property on Operating Lease
	December 31, 2019	December 31, 2020
	RMB	RMB
Building	53,049,213	53,049,213
Less: Accumulated depreciation	(18,714,584)	(20,497,038)
	34,334,629	32,552,175